Concentrations - (Additional Information) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity-Wide Revenue, Major Customer, Percentage	36.00%	46.00%	41.00%
Theramine Sales [Member]
Percentage of revenue generated from sales model	42.00%	43.00%	41.00%